PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.9%
Municipal Bonds
ABAG Fin. Auth. for Nonprofit Corp. Rev., Sharp Healthcare, Series A, Rfdg.	5.000%	08/01/43	2,000	$2,005,592
Anaheim Housing & Pub. Improvements Auth. Rev., Series C, Rfdg.	5.000	10/01/45	2,000	2,047,679
Bay Area Toll Auth. Rev., Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	686,708
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,000	1,048,554
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,350	1,337,617
Green Bond-Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	1,000	987,968
Green Bonds, Series C	5.000	10/01/24	500	499,139
Series B-1, Green Bond (Mandatory put date 08/01/31)	4.000(cc)	02/01/52	2,000	1,981,627
Series B-2, Green Bond (Mandatory put date 08/01/31)	3.860(cc)	02/01/52	1,120	1,019,094
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	535,294
Sr. Series A, Rfdg.	5.000	06/01/25	700	720,992
Sr. Series A, Rfdg.	5.000	06/01/27	1,190	1,261,483
Sr. Series A, Rfdg.	5.000	06/01/28	1,730	1,852,525
Sr. Series A, Rfdg.	5.000	06/01/30	1,630	1,773,140

California Ed. Facs. Auth. Rev., Stanford Univ., Series U-6	5.000	05/01/45	500	585,733
California Edl. Facs. Auth. Rev., Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,203,745
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,415	1,472,487
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,115	1,165,278
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	554,093
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,200	2,373,384
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	2,925	3,264,693
Lucile Salter Packard Children’s Hosp. at Stanford, Series A, Rfdg.	5.000	05/15/26	1,000	1,049,949
Lucile Salter Packard Children’s Hosp., Series A	5.000	08/15/43	2,500	2,528,225
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	335,524
Stanford Healthcare, Series A	5.000	08/15/54	2,000	2,039,171
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	1,650	1,637,688

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Sutter Hlth., Series A	5.000%	11/15/30	500	$542,451
Sutter Hlth., Series A	5.000	11/15/36	1,960	2,081,629
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	440	470,823
Unrefunded-Providence Hlth. & Svcs., Series A, Rfdg.	5.000	10/01/38	1,190	1,202,860
California Infrast. & Econ. Dev. Bank Rev.,
Brightline Passenger Rail Proj., Series A, Rmkt., AMT (Mandatory put date 01/31/24), 144A	3.650(cc)	01/01/50	1,000	995,966
J. Paul Getty Trust, Series B-1, Rfdg. (Mandatory put date 01/01/24)	0.390(cc)	10/01/47	1,000	984,801
Sustainability Bond CA ACAD Sciences, Series B, Rmkt., Rfdg. (Mandatory put date 08/01/24)	3.760(cc)	08/01/47	2,500	2,476,685
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	515	503,315
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	809,668
Green Bond-Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	949,941
Humangood Calif. Oblig. Grp.	4.000	10/01/49	1,000	873,639
Orange Cnty. Civic Ctr. Infrastructure Program Phase 2	5.000	06/01/43	1,500	1,584,559
Series A, 144A	5.500	06/01/48	250	234,190
Spl. Tax, Cmnty. Facs. Dist. No. 2021-11, Otay Ranch Vlg. 8W	5.000	09/01/57	850	812,756
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	336,159
Temps 85 Aldersly Proj., Series B-1(hh)	4.000	11/15/28	595	597,170
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	787,542
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,933,420
Wste. Mgmt., AMT (Mandatory put date 12/01/23)	0.700(cc)	12/01/44	1,000	982,577
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	2,150	2,131,512
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22^(d)	250	60,000
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39^(d)	500	120,000
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,375	1,353,421
Wste. Mgmt. Proj., Series A, Rmkt., AMT (Mandatory put date 05/01/24)	2.500(cc)	07/01/31	1,000	984,588
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,005,833
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	296,238
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	250	247,331
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	684,280
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	700	720,625
KIPP LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,006,060

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California Sch. Fin. Auth. Rev., (cont’d.)
KIPP Socal Pub. Schs., Series A, 144A	5.000%	07/01/39	1,000	$1,031,532
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,511,441
Vista Charter Schs., Series A, 144A	4.000	06/01/51	2,000	1,451,002
California St.,
GO	5.000	03/01/45	2,000	2,048,929
GO, Rfdg.	3.250	04/01/45	1,000	867,806
GO, Rfdg.	4.000	09/01/26	1,500	1,548,394
GO, Rfdg.	5.000	11/01/26	2,075	2,212,956
GO, Rfdg.	5.000	10/01/27	750	812,947
GO, Rfdg.	5.000	08/01/28	2,185	2,366,464
GO, Rfdg.	5.000	09/01/28	2,005	2,213,701
GO, Rfdg.	5.000	04/01/33	1,000	1,119,941
GO, Rfdg.	5.000	08/01/45	1,500	1,544,504
GO, Rfdg.	5.000	08/01/46	2,000	2,084,881
GO, Rfdg.	5.250	10/01/50	1,000	1,129,842
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,791,794
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,010
Var. Purp., GO	3.000	03/01/28	2,000	2,011,542
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,626,338
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,073,128

California St. Pub. Wks. Brd. Lease Rev., Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	180,570
California St. Univ. Rev., Series A, Rfdg.	5.000	11/01/43	1,000	1,031,302
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	202,227
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	699,759
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,046,829
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,570,925
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	451,487
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,689,875

Chino Basin Regl. Fing. Auth. Rev., NTS, Series B	4.000	11/01/25	4,535	4,623,301
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	506,978
Freddie Mac Multifamily Variable Rate Certificate Rev., Sustainability Bonds, Series ML-13, Class X	0.954(cc)	07/25/36	16,988	990,902
Golden St. Tob. Secur. Corp. Rev., Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,140,265
Inland Vlly. Dev. Agcy., Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	502,042

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Irvine Facs. Fing. Auth., Spl. Tax, Irvine Grt. Park Infrast. Proj., Series A, BAM	5.250%	09/01/53	1,925	$2,154,863
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	758,119
Jurupa Pub. Fing. Auth., Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,264,288
La Mesa-Spring Vlly. Sch. Dist., Elect. of 2002, Series B, CABS, GO, Rfdg., NATL	3.524(t)	08/01/23	2,000	1,988,128
Lincoln Pub. Fing. Auth., Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	721	722,537
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	2,886,477
Series A	5.500	11/15/30	1,475	1,599,647
Series A	5.500	11/15/32	440	485,359
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.250	05/15/48	1,000	1,033,755
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,158,371
Sr. Series C, AMT	5.000	05/15/28	1,000	1,070,941
Sub. Series C, Rfdg.	5.000	05/15/24	390	396,886
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,333,566

Los Angeles Cmnty. Clg. Dist., 2016 Elect., Series C-1, GO	5.000	08/01/24	2,500	2,554,232
Los Angeles Cnty. Rev., Trans.	4.000	06/30/23	2,200	2,201,065
Los Angeles Dept. of Wtr. & Pwr. Rev.,
Pwr. Sys., Series A	5.000	07/01/39	1,000	1,081,280
Pwr. Sys., Series A	5.000	07/01/51	1,185	1,284,988
Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev.,
Series A, Rfdg.	5.000	07/01/46	1,420	1,465,339
Series B	5.000	07/01/34	2,500	2,503,899
Series B, Rfdg.	5.000	07/01/43	1,115	1,187,388
Series D, Rfdg.	5.000	07/01/52	1,625	1,774,690

Los Angeles Rev., Trans.	4.000	06/29/23	2,500	2,501,231
Metro. Wtr. Dist. of Southern Calif. Rev.,
Series B, Rfdg.	3.000	07/01/28	2,000	2,026,773
Sub. Series C, Rmkt. (Mandatory put date 05/21/24)	3.550(cc)	07/01/47	2,000	1,985,510

M-S-R Energy Auth. Rev., Series A	6.500	11/01/39	1,000	1,185,427
Northern Calif. Energy Auth. Rev., Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	4,300	4,295,607
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,321,310

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Northern Calif. Tob. Secur. Auth. Rev., (cont’d.)
Sr. Bonds, Series A, Rfdg.	5.000%	06/01/28	1,000	$1,071,365

Northern Calif. Transmn. Agy. Rev., Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	1,028,149
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,175,612
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,533,969

Orange Cnty. Trans. Auth. Rev., Express Lane Sr. Lien 91, Rfdg.	5.000	08/15/29	1,000	1,003,188
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	3.735(t)	08/01/26	1,485	1,320,664
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,846,054

Pittsburg Successor Agy. Redev. Agy. Rev., Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	690	732,943
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	793,020
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	1,974,982

Poway Unif. Sch. Dist. Pub. Fing. Auth., Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,040,996
Puerto Rico Comnwlth., Restructured, Series A, CABS, GO	4.619(t)	07/01/24	2,931	2,788,867
Puerto Rico Industrial Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	1,600	1,756,335
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/33	1,335	1,461,198
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Series A-1, CABS	4.228(t)	07/01/24	718	686,102
Series A-1, CABS	4.482(t)	07/01/27	2,645	2,206,782

Rancho Cucamonga Redev. Agy. Successor Agy., Rancho Redev. Proj. Area, Tax Alloc., Rfdg., AGM	5.000	09/01/32	450	457,712
Riverside Cnty. Infrast. Fing. Auth. Rev., Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	194,556
Riverside Cnty. Pub. Fing. Auth. Rev., Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,051,909
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	305,428
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,180,515

Sacramento Area Flood Ctrl. Agy., Series A, Spl. Assmt., Rfdg.	5.000	10/01/41	1,000	1,038,732

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)

Sacramento Cnty., Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000%	09/01/40	1,085	$1,115,711
Sacramento Muni. Util. Dist. Rev., Green Bonds, Series H, Rfdg.	5.000	08/15/39	465	514,533
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/30	650	650,605
Sr. Series B, AMT (Pre-refunded date 07/01/23)(ee)	5.000	07/01/43	2,000	2,001,349
Sub. Series B, AMT	5.000	07/01/34	1,000	1,102,551
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,070,776
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,484,731
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	633,545
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,026,509
Series A, Rfdg.	5.250	08/01/48	1,685	1,895,933
San Francisco City & Cnty. Arpt. Commn. Rev.,
2nd Series A, Rfdg.	5.000	05/01/27	400	422,709
2nd Series A, Rfdg., AMT	5.250	05/01/33	545	545,696
Series D, Rfdg., AMT	5.000	05/01/26	1,800	1,871,030
Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/24	505	510,441
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	1,900	2,005,574

San Leandro Cmnty. Facs. Dist. No. 1, Spl. Tax Dist. No. 1	6.500	09/01/25	1,185	1,186,904
Sanger Unif. Sch. Dist., COPS Cap. Proj. COP, Rfdg., AGM	5.000	06/01/52	965	965,394
Santa Margarita Wtr. Dist., Spl. Tax, Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	315,359
Santa Maria Joint Union H.S. Dist., Elect. of 2004, CABS, GO, NATL	2.967(t)	08/01/29	1,250	1,042,321
Santa Monica Cmnty. Clg. Dist., Elect. of 2002, Series A, GO, NATL	3.139(t)	08/01/28	1,055	898,114
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset Securitization Corp., Class 1, Series A, Rfdg.	5.000	06/01/23	480	480,000
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,935,237

Stockton Pub. Fing. Auth. Rev., Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	706,761
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,056,002
Series L, Rfdg.	5.000	05/15/41	1,000	1,039,824
Series P	5.000	05/15/36	1,500	1,719,150
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,299,255

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Univ. of California Rev., (cont’d.)
Series BM, Rfdg.	5.000%	05/15/29	1,000	$1,138,342

Vernon Elec. Sys. Rev., Series A	5.000	04/01/28	2,150	2,254,894
Walnut Energy Ctr. Auth. Rev., Rfdg.	5.000	01/01/34	1,000	1,021,791

Total Long-Term Investments (cost $222,561,421)				215,607,830

Short-Term Investment 1.8%

	Shares
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,976,092)(wb)		3,976,092	3,976,092

TOTAL INVESTMENTS 98.7% (cost $226,537,513)				219,583,922
Other assets in excess of liabilities(z) 1.3%				2,911,996

Net Assets 100.0%				$222,495,918

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
CA—Credit Agricole Securities Inc.
CABS—Capital Appreciation Bonds
COP—Certificates of Participation
ETM—Escrowed to Maturity
GO—General Obligation
NATL—National Public Finance Guarantee Corp.
Rfdg—Refunding
TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $180,000 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM California Muni Income Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at May 31, 2023.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at May 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
10	20 Year U.S. Treasury Bonds	Sep. 2023	$1,283,438	$(12,757)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).